Financial risk management objectives and policies - Interest rate risk and Foreign currency risk (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	50.00%
Percentage of reasonably possible decrease in risk assumption	50.00%
Increase (decrease) in pre-tax profit and loss due to reasonably possible increase in designated risk component	¥ 509
Increase (decrease) in pre-tax profit and loss due to reasonably possible decrease in designated risk component	¥ 509
Interest rate risk | Predecessor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption		50.00%	50.00%	50.00%	50.00%
Percentage of reasonably possible decrease in risk assumption		50.00%	50.00%	50.00%	50.00%
Increase (decrease) in pre-tax profit and loss due to reasonably possible increase in designated risk component			¥ 1,972	¥ 2,045	¥ 1,355
Increase (decrease) in pre-tax profit and loss due to reasonably possible decrease in designated risk component			¥ 1,972	¥ 2,045	¥ 1,355
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption	1.00%
Percentage of reasonably possible decrease in risk assumption	1.00%
Increase (decrease) in pre-tax profit and loss due to reasonably possible increase in designated risk component	¥ 13,748
Increase (decrease) in pre-tax profit and loss due to reasonably possible decrease in designated risk component	¥ 13,748
Foreign currency risk | Predecessor
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase in risk assumption		1.00%		1.00%
Percentage of reasonably possible decrease in risk assumption		1.00%		1.00%
Increase (decrease) in pre-tax profit and loss due to reasonably possible increase in designated risk component		¥ 5,334
Increase (decrease) in pre-tax profit and loss due to reasonably possible decrease in designated risk component		¥ 5,334